Note 7 - Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7.           Accrued Expenses

The accrued expenses consisted of:

	As of December 31, 2013	As of December 31, 2014

Accrued payroll expenses	224,396	218,887
Accrued interest	82,589	96,894
Accrued general and administrative expenses	167,485	181,593
Accrued commissions	157,803	94,778
Other accrued expenses	370,172	468,645
Total	1,002,445	1,060,797